Payden Corporate Bond Fund
PAYDEN CORPORATE BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return that is consistent with preservation of capital.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Payden Corporate Bond Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Payden Corporate Bond Fund Investor Class
Management Fee		0.35%
Other Expenses		0.56%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver or Expense Reimbursement	[1]	0.26%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.67%
[1]	Payden & Rygel ("Payden") has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest and taxes) exceed 0.65%. This agreement has a one-year term ending February 28, 2014; it may be renewed and may be amended by approval of a majority of the Fund's Board of Trustees. The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights in this Prospectus (and in the Fund's financial statements), which reflects the Fund's operating expenses, but not Acquired Fund Fees and Expenses.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (inclusive of Acquired Fund Fees and Expenses and taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden Corporate Bond Fund Investor Class	68	270	489	1,119

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 487% of the average value of its long-term holdings. This turnover rate includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding those transactions, portfolio turnover rate for the Fund would have been 56%.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) U.S. and foreign mortgage-backed and asset-backed securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate bonds or similar corporate debt instruments. In addition, in order to gain exposure to corporate debt markets, the Fund may use derivatives to a significant extent, including in particular, credit default swaps with respect to individual corporate names and with respect to various credit indices.
  Under normal market conditions, the Fund invests at least 65% of its total assets in securities rated investment grade at the time of purchase, and may invest up to 35% of its total assets in securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund may invest up to 25% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers, and may use derivatives to gain exposure to such equity markets.
  The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
  The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Derivatives. The use of derivative instruments, such as options, futures or swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional instruments. For example, the use of a derivative instrument involves the risk that the Fund may sustain a loss due to the failure of the counterparty to the contract to make required payments or to otherwise comply with the contract’s terms. Also, because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. As noted above in the Principal Investment Strategies discussion, the Fund expects in particular to use credit default swaps, the principal risk is similar to the risks of owning a traditional cash bond, i.e., the credit risk of the issuer.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.
  Diversification. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Barclays Capital U.S. Corporate Investment Grade Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 3rdQ 2010 (5.15%), and the worst quarter was 4thQ 2010 (–1.50%).
Average Annual Returns through 12/31/12
Average Annual Total Returns Payden Corporate Bond Fund	1 Year	Inception	Inception Date
Investor Class	12.32%	11.10%	Mar. 12, 2009
Investor Class After Taxes on Distributions	10.43%	8.77%	Mar. 12, 2009
Investor Class After Taxes on Distributions and Sale of Fund Shares	8.30%	8.32%	Mar. 12, 2009
Barclays Capital U.S. Corporate Investment Grade Index (The returns for the index are before any deduction for taxes, fees or expenses.)	9.82%	12.86%	Mar. 12, 2009